Expense Example	Feb. 20, 2026 USD ($)
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	294
Invesco Bloomberg Financial Data Providers ETF | Invesco Bloomberg Financial Data Providers ETF | Invesco Bloomberg Financial Data Providers ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
Invesco S&P 500 Concentrated QVM ETF | Invesco S&P 500 Concentrated QVM ETF | Invesco S&P 500 Concentrated QVM ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	73
Expense Example, with Redemption, 10 Years	$ 166